INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Raw materials and consumables	10,556	10,345
Work-in-progress	8,239	7,236
Finished goods	11,564	15,224

	30,359	32,805

Schedule of Movement on Inventory Provision
The movement on the inventory provision for the three year period to December 31, 2018 is as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Opening provision at January 1	7,543	10,017	4,822
Charged during the year	480	2,561	6,390
Utilised during the year	(1,544)	(4,749)	(1,065)
Released during the year	(180)	(286)	(130)

Closing provision at December 31	6,299	7,543	10,017